Accounts Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of accounts receivable

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accounts receivable—third parties	127,180	94,531
Accounts receivable—related parties (Note 15(ii))	2,212	3,517
Allowance for credit losses	(189)	(60)
Accounts receivable, net	129,203	97,988

Schedule of aging analysis based on the relevant invoice dates

	June 30,	December 31,
	2023	2022

	(in US$’000)
Not later than 3 months	109,809	84,007
Between 3 months to 6 months	14,073	7,478
Between 6 months to 1 year	2,088	1,947
Later than 1 year	1,210	1,099
Accounts receivable—third parties	127,180	94,531

Schedule of movements on the allowance for credit losses

	2023	2022

	(in US$’000)
As at January 1	60	20
Increase in allowance for credit losses	150	119
Decrease in allowance due to subsequent collection	(17)	(14)
Exchange difference	(4)	(4)
As at June 30	189	121